Exhibit: ABS-15G Table

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)
Asset Class: Auto loan backed securities
Huntington Auto Trust 2006		The Huntington National Bank	63,266	$1,229,091,170	100%	21	$90,022	0.034%
Total by Issuing Entity			63,266	$1,229,091,170		21	$90,022
Huntington Auto Trust 2008-1 (1)		The Huntington National Bank	64,423	$993,967,553	100%	0	$0	0.00%
Total by Issuing Entity			64,423	$993,967,553		0	$0
Huntington Auto Trust 2009-1		The Huntington National Bank	58,835	$1,009,578,073	100%	13	$65,035	0.034%
Total by Issuing Entity			58,835	$1,009,578,073		13	$65,035

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)
Huntington Auto Trust 2011-1		The Huntington National Bank	55,780	$1,000,000,713	100%	9	$50,233	0.006%
Total by Issuing Entity			55,780	$1,000,000,713		9	$50,233
Huntington Auto Trust 2012-1 (CIK 0001543397)	X	The Huntington National Bank	69,944	$1,300,000,252	100%	3	$27,278	0.002%
Total by Issuing Entity			69,944	$1,300,000,252		3	$27,278
Total by Asset Class			312,248	$5,532,637,762		46	$232,569
Total for all issuing entities			312,248	$5,532,637,762		46	$232,569

Name of Issuing Entity (a)	Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute
	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)
Asset Class: Auto loan backed securities
Huntington Auto Trust 2006	21	$90,022	0.034%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	21	$90,022		0	$0		0	$0
Huntington Auto Trust 2008-1	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0		0	$0
Huntington Auto Trust 2009-1	13	$65,035	0.034%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	13	$65,035		0	$0		0	$0
Huntington Auto Trust 2011-1	9	$50,233	0.006%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	9	$50,233		0	$0		0	$0
Huntington Auto Trust 2012-1 (CIK 0001543397)	3	$27,278	0.002%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	3	$27,278		0	$0		0	$0
Total by Asset Class	46	$232,569		0	$0		0	$0

Name of Issuing Entity (a)	Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute
	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)
Total for all issuing entities	46	$232,569		0	$0		0	$0

Name of Issuing Entity (a)	Demand Withdrawn			Demand Rejected			Notes
	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: Auto loan backed securities
Huntington Auto Trust series 2006	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0
Huntington Auto Trust 2008-1	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0
Huntington Auto Trust 2009-1	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0
Huntington Auto Trust 2011-1	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0
Huntington Auto Trust 2012-1 (CIK 0001543397)	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity	0	$0		0	$0
Total by Asset Class	0	$0		0	$0
Total for all issuing entities	0	$0		0	$0

Endnotes:

(1)	In March of 2012, The Huntington National Bank exercised its option to repurchase all assets underlying, and to redeem, all securities issued by Huntington Auto Trust 2008-1. No such assets were the subject of a demand to repurchase pursuant to a breach of a representation or warranty.

Notes (2) - (5) apply generally to the table above:

(2)	We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(3)
Assets included in “Assets Subject of Demand” include only assets where a demand was made during or prior to the reporting period for which we have not yet completed our initial investigation and assigned such assets to one of the other categories as of the end of the reporting period.

(4)
Assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved but such action has not been completed, and are shown without regard to cure period status.

(5)	The principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:

(a)  for denominator for percentage calculations:  aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;

(b)  for each asset relating to columns (h), (i), (t), (u), (w) and (x):  outstanding principal balance of such asset;

(c)  for each asset relating to columns (k) and (l):  outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,

(d)  for each asset relating to columns (n), (o), (q) and (r):  if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset